TAXATION (Tables)	12 Months Ended
Dec. 31, 2024
TAXATION
Schedule of components of income (loss) before tax for the years

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

	(in thousands)
Income (loss) before income tax expense
Income from China operations	2,936,269	10,550,583	9,143,316
Loss from non‑China operations	(2,643,979)	(2,666,588)	(2,273,247)
Total income before income tax expense	292,290	7,883,995	6,870,069

Income tax expense from China operations
Current income tax expense	1,275,779	2,243,600	2,595,844
Deferred tax expense (benefit)	237,615	(273,191)	223,235
Income tax expense from China operations	1,513,394	1,970,409	2,819,079
Income tax expense (benefit) from non-China operations	176,180	23,982	(27,190)
Total income tax expense	1,689,574	1,994,391	2,791,889

Schedule of reconciliation between the PRC statutory income rate and the effective tax rate

	For the Year Ended December 31,
	2022	2023	2024
Statutory income tax rate	25.0%	25.0%	25.0%
Tax effect of preferential treatments	(39.5)%	(3.7)%	(3.0)%
Tax effect of tax-exempt entities	253.4%	8.4%	8.3%
Effect on tax rates in different tax jurisdiction	33.0%	0.3%	(0.4)%
Tax effect of permanent difference	151.9%	(4.1)%	(0.7)%
Tax effect of R&D deduction and others	(58.0)%	(2.0)%	(2.3)%
Change in valuation allowance	212.2%	1.4%	13.7%
Effect tax rates	578.0%	25.3%	40.6%

Schedule of the effect of tax holiday related to China operations

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

	(in thousands, except for per share data)
Tax holiday effect	115,521	294,698	209,494
Basic net income per share effect	0.03	0.08	0.06
Diluted net income per share effect	0.03	0.08	0.06
Denominator for basic net income (loss) per share-weighted average ordinary shares outstanding	3,569,179	3,521,380	3,409,773
Denominator for diluted net income (loss) per share-weighted average ordinary shares outstanding	3,569,179	3,611,653	3,537,408

Schedule of tax effects of temporary differences to the deferred income tax assets and liabilities

	As of December 31,
	2023	2024
	RMB	RMB

	(in thousands)
Deferred tax assets
Net operating loss carrying forward	3,144,161	3,412,316
Asset impairment	779,493	916,690
Deferred rental cost	17,642	19,280
Unrealized profits	154,012	252,024
Accrual expense	371,329	463,523
Others	75,825	89,840
Less: Valuation Allowance	(3,385,876)	(4,127,927)
Deferred tax assets, net of valuation allowance	1,156,586	1,025,746

Deferred tax liabilities
Fair value change of certain investments	(18,544)	(69,263)
Intangible assets	(299,025)	(213,183)
Deferred revenue	(4,666)	(55,870)
Total deferred tax liabilities	(322,235)	(338,316)

Schedule of movements of the valuation allowance

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

	(in thousands)
Balance at the beginning of the year	(2,892,268)	(3,310,975)	(3,385,876)
Remeasurement due to application of preferential tax rate	—	(17,011)	(1,839)
Additions	(1,029,453)	(794,643)	(1,280,549)
Reversals	575,365	687,180	282,244
Write-offs	35,381	49,573	258,093
Balance at the end of the year	(3,310,975)	(3,385,876)	(4,127,927)